6. Subsequent events (Annual)	9 Months Ended	11 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Annual
6. Subsequent events	NOTE 7 – Subsequent events Subsequent events were evaluated as of the day the financial statements were available for issuance.

NOTE 6 – Subsequent events

Subsequent events were evaluated as of the day the financial statements were available for issuance.

On March 4, 2014 the Company completed a merger with Acology, Inc, a public shell company. In connection with the merger the members of the Company received 3,846,000,000 shares of Acology in exchange for their membership interests of the Company. The merger will be accounted for as a recapitalization of Acology, whereby the Company will be the accounting acquirer and surviving reporting company. In connection with the merger, Acology completed a private placement of 700,000,000 shares of its common stock for proceeds of $40,000. Also in connection with the merger, the president and sole director of Acology exchanged 35,000,000 shares of common stock of Acology owned by him and $151,269 of indebtedness to him for a convertible promissory note in the amount of $400,000 and the proceeds from the private placement referred to above.